Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Weighted average estimated fair value and assumptions utilized by the Company for newly issued grants
Estimated fair value	$ 10.55	$ 8.36	$ 3.39
Risk-free interest rates	2.50%	2.50%	1.80%
Dividend yield	2.50%	3.00%	4.20%
Stock volatility factor	47.00%	47.00%	44.00%
Expected life of options (in years)	5.5	5.5	5.5